Shareholder Report, Average Annual Return (Details)	6 Months Ended	60 Months Ended	79 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Rule One Fund - Founders Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(17.44%)	2.34%	5.46%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	17.06%
Dow Jones Industrial Average Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.65%	10.78%	13.35%